Debt Obligations	9 Months Ended
Sep. 30, 2021
Debt Obligations
Note 7. Debt Obligations

Note 7. Debt Obligations

During the three months ended June 30, 2021, the Company settled the long-term debt agreement with the Pension Benefit Guaranty Corporation (“PBGC”) for $200,000 on the outstanding principal of $246,000 and accrued interest of approximately $74,500. During the three months ending September 30, 2021, the PBGC released the remaining principal and accrued interest owed. The Company recorded a gain of approximately $120,500.

During the nine months ended September 30, 2021, the Company received proceeds of $404,000 from related parties. The Company issued a short-term note payable to a board member for $100,000. The note bears a 6% interest rate and is due on December 15, 2021. The Company also issued two demand notes payable to two board members for $55,000 in total. The demand notes bear a 6% interest rate. The Company also borrowed $249,000 on the previously disclosed note payable agreement for up to $500,000 with a related party. The note has an interest rate of 7.5% and is due on August 31, 2026. The balance is $499,000 at September 30, 2021.